SEGMENT REPORTING - Sales by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 79,844	$ 76,571	$ 53,270
Total Americas
Disclosure of geographical areas [line items]
Revenue from contracts with customers	28,060	25,408	20,182
United States
Disclosure of geographical areas [line items]
Revenue from contracts with customers	8,835	7,300	9,991
Brazil
Disclosure of geographical areas [line items]
Revenue from contracts with customers	8,715	8,204	4,396
Canada
Disclosure of geographical areas [line items]
Revenue from contracts with customers	4,188	4,282	2,537
Mexico
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,876	2,356	1,707
Argentina
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,908	1,440	679
Others
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,538	1,826	872
Total Europe
Disclosure of geographical areas [line items]
Revenue from contracts with customers	44,519	42,184	26,305
Germany
Disclosure of geographical areas [line items]
Revenue from contracts with customers	7,761	6,541	4,200
Poland
Disclosure of geographical areas [line items]
Revenue from contracts with customers	5,930	5,298	3,231
France
Disclosure of geographical areas [line items]
Revenue from contracts with customers	5,703	4,874	3,115
Spain
Disclosure of geographical areas [line items]
Revenue from contracts with customers	4,737	4,187	2,817
Italy
Disclosure of geographical areas [line items]
Revenue from contracts with customers	4,017	5,426	3,195
Czech Republic
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,432	1,362	752
Turkey
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,231	1,508	1,075
United Kingdom
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,593	1,519	966
Belgium
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,110	1,847	1,274
Netherlands
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,774	1,623	878
Russia
Disclosure of geographical areas [line items]
Revenue from contracts with customers	996	1,583	804
Romania
Disclosure of geographical areas [line items]
Revenue from contracts with customers	461	443	335
Ukraine
Disclosure of geographical areas [line items]
Revenue from contracts with customers	464	948	515
Others
Disclosure of geographical areas [line items]
Revenue from contracts with customers	6,310	5,025	3,148
Total Asia & Africa
Disclosure of geographical areas [line items]
Revenue from contracts with customers	7,265	8,979	6,783
South Africa
Disclosure of geographical areas [line items]
Revenue from contracts with customers	2,259	2,448	1,366
Morocco
Disclosure of geographical areas [line items]
Revenue from contracts with customers	806	689	492
Egypt
Disclosure of geographical areas [line items]
Revenue from contracts with customers	120	85	103
Rest of Africa
Disclosure of geographical areas [line items]
Revenue from contracts with customers	499	1,068	619
China
Disclosure of geographical areas [line items]
Revenue from contracts with customers	765	943	1,622
Kazakhstan
Disclosure of geographical areas [line items]
Revenue from contracts with customers	625	747	425
South Korea
Disclosure of geographical areas [line items]
Revenue from contracts with customers	383	608	331
India
Disclosure of geographical areas [line items]
Revenue from contracts with customers	131	142	142
Rest of Asia
Disclosure of geographical areas [line items]
Revenue from contracts with customers	1,677	2,249	1,683
Luxembourg
Disclosure of geographical areas [line items]
Revenue from contracts with customers	$ 206	$ 185	$ 114